OPERATING SEGMENTS - Geographical Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 271,607	$ 138,317	$ 39,260
Intangible assets and goodwill	414,674	210,723	$ 94,645
Automotive
Disclosure of geographical areas [line items]
Property, plant and equipment	271,607	138,317
Intangible assets and goodwill	414,674	210,723
UK | Automotive
Disclosure of geographical areas [line items]
Property, plant and equipment	202,077	96,134
Intangible assets and goodwill	414,623	208,742
US | Automotive
Disclosure of geographical areas [line items]
Property, plant and equipment	47,818	30,744
Spain | Automotive
Disclosure of geographical areas [line items]
Property, plant and equipment	12,453	0
Russia | Automotive
Disclosure of geographical areas [line items]
Property, plant and equipment	6,084	3,461
Others | Automotive
Disclosure of geographical areas [line items]
Property, plant and equipment	3,175	7,978
Intangible assets and goodwill	$ 51	$ 1,981